CONDENSED STATEMENTS OF CASH FLOWS	7 Months Ended
Sep. 30, 2021 USD ($)
Cash flows from operating activities
Net loss	$ (157,001)
Adjustments to reconcile net loss to net cash used in operating activities
Interest earned on assets held in Trust	(1,595)
Changes in operating assets and liabilities:
Changes in accrued formation and offering costs	30,000
Prepaid expenses	(261,400)
Accrued expenses	19,736
Net cash used in operating activities	(370,260)
Cash flows from investing activities
Cash deposited into trust account	(146,625,000)
Net cash used in investing activities	146,625,000
Cash flows from financing activities
Sale of units in public offering, net	140,366,114
Sale of private placement warrants to sponsor	7,250,000
Proceeds from issuance of Class B ordinary shares to sponsor	25,000
Net cash provided by financing activities	147,641,114
Net change in cash	645,854
Cash at beginning of period	0
Cash at end of period	645,854
Non-cash financing activities:
Deferred underwriters' discount and commissions	5,031,250
Initial classification of Class A ordinary shares subject to possible redemption	$ 143,750,000